Debt (Details) - Schedule of Total Maturity - USD ($)	Dec. 31, 2023	Mar. 31, 2022
Schedule of Total Maturity [Abstract]
2024 (January 1, 2024 till March 31, 2024)	$ 2,030,936
2025	654,744	$ 2,470,747
2026	488,297	982,836
2027	903,093	634,390
2028	341,330	1,042,901
Total maturity	$ 4,418,400	$ 5,509,948